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                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:  March 31, 2006
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..14.4


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number  811-8727
                                  ---------------------------------------------

                  SunAmerica Senior Floating Rate Fund, Inc.
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               (Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ         07311
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   (Address of principal executive offices)                      (Zip code)

                                   John Genoy
                                   President
                       SunAmerica Asset Management Corp.
                          Harborside Financial Center
                                  3200 Plaza 5
                           Jersey City, NJ 07311-4992
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:   201-324-6414
                                                    ---------------------------
Date of fiscal year end:  12/31
                        -----------------------
Date of reporting period:  7/1/2008-6/30/2009
                         ----------------------

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08727
Reporting Period: 07/01/2008 - 06/30/2009
SunAmerica Senior Floating Rate

======================= SUNAMERICA SENIOR FLOATING RATE ========================

GLOBAL CROSSING LTD.

Ticker:       GLBC           Security ID:  G3921A175
Meeting Date: DEC 10, 2008   Meeting Type: Special
Record Date:  OCT 16, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
---   -----------------------------------     -------   ---------    ----------
1     TO APPROVE THE 2003 GLOBAL CROSSING     For       Against      Management
      LIMITED STOCK INCENTIVE PLAN, AS
      AMENDED, TO INCREASE THE NUMBER OF
      AUTHORIZED SHARES OF GLOBAL CROSSING
      COMMON STOCK RESERVED FOR ISSUANCE
      UNDER THAT PLAN.


--------------------------------------------------------------------------------
GLOBAL CROSSING LTD.

Ticker:       GLBC           Security ID:  G3921A175
Meeting Date: JUN 4, 2009    Meeting Type: Annual
Record Date:  APR 6, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
---   -----------------------------------     -------   ---------    ----------
1.1   Reelect Charles Macaluso as Director    For       For          Management
1.2   Reelect Michael Rescoe as Director      For       For          Management
2     Approve Ernst & Young LLP as Auditors   For       For          Management
      and Authorize Board to Fix Their
      Remuneration

========== END NPX REPORT

                                 SIGNATURES


        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   SunAmerica Senior Floating Rate Fund, Inc.
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By (Signature and Title)*  John Genoy, President
                         ------------------------------------------------------
Date  8/14/09
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